COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Underwriting discount			$ 750,000
Percentage of deferment of underwriting commissions			3.50%
Percentage of right to allocate additional fee to other financial institution			50.00%
Payments to financial advisor			$ 250,000
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Warrants exercise price	$ 15
Over allotment period	45 days
Number of additional shares to be purchased	1,200,000
Underwriting discount	$ 750,000
Underwriting discount (in percentage)	1.00%
Number of units issued		$ 100
Nominal price per unit	$ 100
Payments to financial advisor			$ 250,000	$ 250,000
Number of units issued to advisor			25,000	7,500
Over-allotment option | Subsequent event
COMMITMENTS AND CONTINGENCIES
Warrants exercise price	$ 15
Over allotment period	45 days
Number of additional shares to be purchased	1,200,000
Underwriting discount	$ 750,000
Underwriting discount (in percentage)	1.00%
Number of units issued	$ 40,000
Nominal price per unit	$ 100